Nature of operations and going concern (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature of operations and going concern [Abstract]
Operating loss	$ (36,589)	$ (26,059)
Accumulated deficit	$ 154,920